MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES [Text Block]

4.           MARKETABLE SECURITIES

Marketable securities consist of the Company's investment in units of Grayscale Bitcoin Trust. As at February 28, 2021, the movement in the Company's marketable securities is as follows:

Balance, August 31, 2019	—
Additions - cost	21,153
Unrealized gain	3,201
Balance, August 31, 2020	24,354
Proceeds from disposals	(31,905)
Gain on disposals	22,504
Unrealized gain	28,247
Balance, February 28, 2021	43,200

4. MARKETABLE SECURITIES

Marketable securities consists of the Company's investment in units of Grayscale Bitcoin Trust acquired for net cost of $21,153. As at August 31, 2020, the movement in the Company's marketable securities is as follows:

Balance, August 31, 2019	—
Additions - cost	21,153
Unrealized gain	3,201
Balance, August 31, 2020	24,354